Consolidated Statements of Shareholders' Equity / (Deficit) - USD ($)	Total	Class A Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Balance at Dec. 31, 2012	$ 215,520,512	$ 289	$ 460,104,967	$ (627,104)	$ (243,957,640)
Shares issued, beginning balance at Dec. 31, 2012		289,510
Issuance of Class A common shares	31,860,751	$ 164	31,860,587
Issuance of Class A common shares (number of shares)		163,633
Issuance of non-vested Class A common share awards		$ 12	(12)
Issuance of non-vested Class A common share awards (number of shares)		11,843
Share based compensation	1,855,253		1,855,253
Net Loss	(16,953,032)				(16,953,032)
Other comprehensive income	367,293			367,293
Balance at Dec. 31, 2013	232,650,777	$ 465	493,820,795	(259,811)	(260,910,672)
Shares issued, ending balance at Dec. 31, 2013		464,986
Issuance of Class A common shares	39,741,152	$ 182	39,740,970
Issuance of Class A common shares (number of shares)		182,124
Cancellation of Class A common shares	(170,461)	$ (1)	(170,460)
Cancellation of Class A common shares (number of shares)		(790)
Issuance of non-vested Class A common share awards		$ 7	(7)
Issuance of non-vested Class A common share awards (number of shares)		6,632
Cancellation of non-vested Class A common share awards		$ 0	0
Cancellation of non-vested Class A common share awards (number of shares)		(79)
Share based compensation	1,866,431		1,866,431
Net Loss	(51,796,181)				(51,796,181)
Other comprehensive income	108,825			108,825
Balance at Dec. 31, 2014	222,400,543	$ 653	535,257,729	(150,986)	(312,706,853)
Shares issued, ending balance at Dec. 31, 2014		652,873
Issuance of Class A common shares	755	$ 10	745
Issuance of Class A common shares (number of shares)		9,651
Issuance of non-vested Class A common share awards		$ 3	(3)
Issuance of non-vested Class A common share awards (number of shares)		2,632
Cancellation of non-vested Class A common share awards		$ (1)	1
Cancellation of non-vested Class A common share awards (number of shares)		(698)
Share based compensation	966,915		966,915
Net Loss	(268,707,322)				(268,707,322)
Other comprehensive income	150,986			150,986
Balance at Dec. 31, 2015	$ (45,188,123)	$ 665	$ 536,225,387	$ 0	$ (581,414,175)
Shares issued, ending balance at Dec. 31, 2015		664,458